Financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]

The carrying value and fair value of financial instruments by each category as of March 31, 2026 were as follows:

Particulars	Note	Financial assets/ liabilities at amortized costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,098	-	-	4,098	4,098
Other bank balances	8	974			974	974
Trade receivables	16	12,648	-	-	12,648	12,648
Other financial assets	12 & 17	3,018	9	-	3,027	3,027
Investments	11	447	-	958	1,405	1,405
Liabilities
Bank overdraft	8	-	-	-	-	-
Lease liabilities	7	3,902	-	-	3,902	3,902
Other financial liabilities	21 & 24	3,387	-	-	3,387	3,387
Borrowings from banks	20	25,094	-	-	25,094	25,094
Supplier finance arrangements	20	4,011	-	-	4,011	4,011
Borrowings from others	20	6,999	-	-	6,999	6,999
Trade payables	23	7,455	-	-	7,455	7,455
6% Compulsorily Convertible Debentures	21	4,000	-	-	4,000	4,000
8.95% Non - convertible Debentures	20	2,500	-	-	2,500	2,500

The carrying value and fair value of financial instruments by each category as of March 31, 2025, were as follows:

Particulars	Note	Financial assets/ liabilities at amortized costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,997	-	-	4,997	4,997
Other bank balances	8	1,761			1,761	1,761
Trade receivables	16	10,916	-	-	10,916	10,916
Other financial assets	12 & 17	2,693	19	-	2,712	2,712
Investments	11	404	-	825	1,229	1,229
Liabilities
Bank overdraft	8	326	-	-	326	326
Lease liabilities	7	3,810	-	-	3,810	3,810
Other financial liabilities	21 & 24	2,220	-	-	2,220	2,220
Borrowings from banks	20	20,925	-	-	20,925	20,925
Supplier finance arrangements	20	4,106	-	-	4,106	4,106
Borrowings from others	20	5,689	-	-	5,689	5,689
Trade and other payables	23	8,052	-	-	8,052	8,052
6% Compulsorily Convertible Debentures	20	6,260	-	-	6,260	6,260
8.95% Non - convertible Debentures	20	2,500	-	-	2,500	2,500

Disclosure of financial assets [text block]

The carrying amount of financial assets as at March 31, 2026 and 2025 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2026	March 31, 2025
Cash and cash equivalents	2,993	2,110
Trade receivables	7,637	3,377
	10,630	5,487

Disclosure of effect of changes in foreign exchange rates [text block]

The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2026 and 2025.

	As of
	March 31, 2026	March 31, 2025
Forward contracts
In U.S. Dollars (Sell)	2	-
In U.S. Dollars (Buy)	-	-
(Gain) / loss on mark to market in respect of forward contracts outstanding	2	-

Disclosure of maturity analysis for derivative financial liabilities [text block]

The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 2026	March 31, 2025
Sell:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three months	2	-
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

Disclosure of outstanding swap contract [text block]

The swap contracts outstanding balances as on March 31, 2026 and March 31, 2025 is as follows.

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	15	USD 0.2	3
Tranche 2	22	USD 0.3	5
Total	37	USD 0.5	8

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	44	USD 0.6	3
Tranche 2	66	USD 0.9	5
Total	110	USD 1.5	8

Maturity analysis for derivative financial instruments explanatory [text block]

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As at		As at
	March 31, 2026		March 31, 2025
Particulars	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	0.50	37	1.00	73
One to two years	-	-	0.50	37
Two to three years	-	-	-	-
Three to four years	-	-	-	-
Four to five years	-	-	-	-
More than five years	-	-	-	-
Total cash flows	0.50	37	1.50	110

Disclosure of detailed information about maturity analysis of interest rate swaps [text Block]

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period at the end of the year:

As of
	March 31, 2026		March 31, 2025
	Receivable	Payable	Receivable	Payable
	(US $)	(US $)	(US $)	(US $)

Less than 1 year*	0	1	0	7
One to two years*	-	-	0	1
Two to three years	-	-	-	-
Three to four years	-	-	-	-
Four to five years	-	-	-	-
More than five years	-	-	-	-
Total cash flows	0	1	0	8

Disclosure of detailed information about fair value measurement [text Block]

The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2026			Fair value as of March 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Derivative financial assets - gain on outstanding cross currency swaps	-	-	11	-	-	19
Derivative financial assets - gain on outstanding interest rate swaps	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	2	-	-	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	-	-	-	-

Disclosure of financial instruments at fair value through profit or loss [text block]

Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss

	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Financial assets at amortized cost
Interest income on bank deposits	150	346	231
Interest income from other financial assets	24	44	30
Impairment loss of trade receivables	(164)	(195)	(265)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	9	8	8

Financial liabilities at amortized cost
Interest expenses on lease obligations	(336)	(299)	(250)
Interest expenses on borrowings from banks, others and overdrafts	(3,386)	(2,282)	(1,738)